Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO NEOs and Company performance for fiscal years listed below. The C&TD Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

	Summary Compen- sation Table Total for Bhavesh Patel(1) ($)	Compen- sation Actually paid to Bhavesh Patel(1)(2) ($)	Summary Compen- sation Table Total for Kenneth Lane(1) ($)	Compen- sation Actually Paid to Kenneth Lane(1)(2) ($)	Summary Compen- sation Table Total for Peter Vanacker(1) ($)	Compen- sation Actually Paid to Peter Vanacker(1)(2) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs(1) ($)	Average Compen- sation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:(3)
Year									TSR ($)	Peer Group TSR ($)	Net (Loss) Income ($MM)	EBITDA(4) ($MM)
2025	—	—	—	—	15,577,445	1,216,707	4,208,381	1,328,874	66.44	122.44	(738)	1,126
2024	—	—	—	—	17,018,464	6,514,999	4,876,838	2,986,341	103.74	123.81	1,367	3,460
2023	—	—	—	—	16,546,194	21,206,198	5,168,076	7,754,168	125.57	124.07	2,121	4,504
2022	—	—	8,798,076	9,046,842	17,018,989	14,863,867	5,818,984	6,400,521	104.04	111.73	3,889	6,296
2021	19,011,033	1,514,901	—	—	—	—	4,615,231	4,648,678	105.07	125.91	5,617	8,683

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)	Bhavesh Patel was our PEO from January 1, 2021 to December 31, 2021. Kenneth Lane (who served as Interim CEO) was our PEO from January 1, 2022 to May 22, 2022. Peter Vanacker is our PEO since May 23, 2022. The Non-PEO NEOs for whom the average compensation is presented in this table are:

(a)	for 2025: Agustin Izquierdo, Kimberly Foley, Torkel Rhenman, Jeffrey Kaplan, and Michael McMurray;

(b)	for 2024: Michael McMurray, Torkel Rhenman, Kimberly Foley, and Jeffrey Kaplan;

(c)	for 2023: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle;
(d)	for 2022: Michael McMurray, Torkel Rhenman, Jeffrey Kaplan, and Jim Guilfoyle; and
(e)	for 2021: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle.

Peer Group Issuers, Footnote [Text Block]
(3)	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. Deductions from, and additions to, 2025 total compensation in the Summary Compensation Table to calculate Compensation Actually Paid consist of:

	Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	15,577,445	4,208,381
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(20,693)	(32,235)
Amount added for current year service cost	16,480	17,521
Amount added for prior service cost impacting current year	—	—
TOTAL ADJUSTMENTS FOR PENSION	(4,213)	(14,714)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,846,184)	(2,714,104)
Year-end fair value of unvested awards granted in the current year	7,454,424	1,671,941
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(7,657,307)	(1,473,643)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year end fair values and vest date fair values for awards granted in prior years	(2,307,458)	(348,986)
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
TOTAL ADJUSTMENTS FOR EQUITY AWARDS	(14,356,525)	(2,864,792)
Compensation Actually Paid (as calculated)	1,216,707	1,328,874

Non-PEO NEO Average Total Compensation Amount	$ 4,208,381	$ 4,876,838	$ 5,168,076	$ 5,818,984	$ 4,615,231
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,328,874	2,986,341	7,754,168	6,400,521	4,648,678
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. Deductions from, and additions to, 2025 total compensation in the Summary Compensation Table to calculate Compensation Actually Paid consist of:

	Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	15,577,445	4,208,381
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(20,693)	(32,235)
Amount added for current year service cost	16,480	17,521
Amount added for prior service cost impacting current year	—	—
TOTAL ADJUSTMENTS FOR PENSION	(4,213)	(14,714)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,846,184)	(2,714,104)
Year-end fair value of unvested awards granted in the current year	7,454,424	1,671,941
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(7,657,307)	(1,473,643)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year end fair values and vest date fair values for awards granted in prior years	(2,307,458)	(348,986)
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
TOTAL ADJUSTMENTS FOR EQUITY AWARDS	(14,356,525)	(2,864,792)
Compensation Actually Paid (as calculated)	1,216,707	1,328,874

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years for the Company and the S&P 500 Chemicals Index TSR.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus
LyondellBasell Industries N.V. TSR and S&P 500 Chemicals Index TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s Net Income during the five most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus LyondellBasell Industries N.V. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and our EBITDA during the five most recently completed fiscal years.

PEO and Average Non-PEO Compensation Actually Paid Versus LyondellBasell Industries N.V. EBITDA

Tabular List [Table Text Block]

Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

(in alphabetical order)
EBITDA
Free Cash Flow per Share
Safety
Sustainability
Value Creation

Total Shareholder Return Amount	$ 66.44	103.74	125.57	104.04	105.07
Peer Group Total Shareholder Return Amount	122.44	123.81	124.07	111.73	125.91
Net Income (Loss) Attributable to Parent	$ (738,000,000)	$ 1,367,000,000	$ 2,121,000,000	$ 3,889,000,000	$ 5,617,000,000
Company Selected Measure Amount	1,126,000,000	3,460,000,000	4,504,000,000	6,296,000,000	8,683,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]
(4)	We determined EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. EBITDA is a non-GAAP financial measure. 2021-2024 EBITDA in the table has been recast to include discontinued operations; the impact was not material. More information on EBITDA can be found at Appendix A to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Safety
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Sustainability
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Value Creation
Adjustment For Summary Compensation Table Pension [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (32,235)
Amount Added For Current Year Service Cost [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,521
Amount Added For Prior Service Cost Impacting Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Total Adjustments For Pension [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,714)
Adjustment For Grant Date Values In The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,714,104)
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,671,941
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,473,643)
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(348,986)
Forfeitures During Current Year Equal To Prior Year End Fair Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Total Adjustments For Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,864,792)
Patel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	$ 0	$ 0	$ 0	$ 19,011,033
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 1,514,901
PEO Name	Bhavesh Patel	Bhavesh Patel	Bhavesh Patel	Bhavesh Patel	Bhavesh Patel
Lane [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 8,798,076	$ 0
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 9,046,842	$ 0
PEO Name	Kenneth Lane	Kenneth Lane	Kenneth Lane	Kenneth Lane	Kenneth Lane
Vanacker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,577,445	$ 17,018,464	$ 16,546,194	$ 17,018,989	$ 0
PEO Actually Paid Compensation Amount	$ 1,216,707	$ 6,514,999	$ 21,206,198	$ 14,863,867	$ 0
PEO Name	Peter Vanacker	Peter Vanacker	Peter Vanacker	Peter Vanacker	Peter Vanacker
Vanacker [Member] | Adjustment For Summary Compensation Table Pension [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (20,693)
Vanacker [Member] | Amount Added For Current Year Service Cost [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,480
Vanacker [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Vanacker [Member] | Total Adjustments For Pension [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,213)
Vanacker [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,846,184)
Vanacker [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,454,424
Vanacker [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,657,307)
Vanacker [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Vanacker [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,307,458)
Vanacker [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Vanacker [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Vanacker [Member] | Total Adjustments For Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,356,525)